Other Payables	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Other Payables

Note 9 - Other Payables

	December 31
	2024	2023
	€ in thousands
Employees and payroll accruals	389	497
Provision for Legal Claims	515	-
Government authorities	642	1,602
Deferred revenues	902	1,058
Accrued expenses connected to Manara PSP	2,984	5,976
Accrued interest on Debentures	2,070	829
Other accrued expenses	2,864	758
Income tax payables	530	139
	10,896	10,859